Shareholder Report, Line Graph (Details) 1014020_Franklin Dynamic Municipal Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Aug. 30, 2017	Mar. 31, 2026
Franklin Dynamic Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin Dynamic Municipal Bond ETF (NAV)
Accumulated Value	$ 12,076	$ 11,616	$ 10,920	$ 11,010	$ 11,433	$ 10,505	$ 10,339	$ 9,847	$ 10,000	$ 12,757
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value	11,443	11,305	10,963	10,934	11,446	10,848	10,446	9,913	10,000	$ 11,934
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 11,415	$ 11,238	$ 10,951	$ 10,778	$ 11,251	$ 10,724	$ 10,381	$ 9,878	$ 10,000	$ 11,927